Customer and Supplier Concentrations (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	35.30%	47.50%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	28.70%	28.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.30%	17.80%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	20.20%	20.80%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	18.90%	19.50%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	11.70%	9.30%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	43.20%	42.50%
Supplier Concentration Risk [Member] | Purchase [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	10.90%	6.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Two [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	43.50%	21.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers Three [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage	3.40%	12.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Suppliers One [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk percentage		37.40%